NOTE 11: $4,000,000 REVOLVING CREDIT FACILITY	9 Months Ended
Sep. 30, 2012
NOTE 11: $4,000,000 REVOLVING CREDIT FACILITY:
NOTE 11: $4,000,000 REVOLVING CREDIT FACILITY

Note 11.  $4,000,000 REVOLVING CREDIT FACILITY

On May 14, 2012, Medytox borrowed $550,000 from TCA Global Credit Master Fund, LP (the "Lender") pursuant to the terms of the Senior Secured Revolving Credit Facility Agreement, dated as of Aril 30, 2012 (the "Credit Agreement"), among Medytox, Medytox Medical Marketing & Sales, Inc. ("Medytox Medical"), Medytox Diagnostics, Inc. ("Diagnostics"), PB Laboratories, LLC ("PB Labs") and the Lender.  The funds are being used for general corporate purposes.  Under the Credit Agreement, Medytox may borrow up to an amount equal to the lesser of 80% of its Eligible Accounts (as defined in the Credit Agreement) and the revolving loan commitment, which initially was $550,000.  Medytox may request that the revolving loan commitment be raised by various specified amounts at specified times, up to a maximum of $4,000,000.  In each case, whether to agree to any such increase in the revolving loan commitment is in the Lender's sole discretion.

On August 9, 2012, the Company borrowed an additional $525,000 in a second round of funding.  These additional funds may also be used for general corporate purposes.  In this second round of funding, certain changes were made to the terms of the Credit Agreement:

*              the revolving loan commitment was increased from $550,000 to $1,100,000 and is subject to further increase, up to a maximum of $4,000,000, in the Lender's sole discretion;

*              the maturity date of the loan was extended to February 8, 2013 from the original maturity date of November 30, 2012 (subject to the Lender's continuing ability to call the loan upon 60 days written notice); and

*              a prepayment penalty was added of 5% if substantially all of the loan is prepaid between 91 and 180 days prior to February 8, 2013, or 2.50% if substantially all of the loan is prepaid within 90 days of February 8, 2013.